ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS - Acquisition of Uber's remaining interest in MLU B.V. (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 21, 2023	Dec. 31, 2025	Dec. 31, 2023
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Reduced amount of non-controlling interest		$ 0.8
MLU B.V.
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Ownership interest acquired (as a percent)	29.00%
Total cash consideration for the acquisition	$ 702.5
Reduced amount of non-controlling interest	280.0
Reduced amount of Additional paid-in capital	320.2
Increased in accumulated other comprehensive loss	$ 102.5
Earnings are allocated to the non-controlling interest			$ 0.0